AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 12, 2010.

SECURITIES ACT FILE NO. 333-162299

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 1

LEGG MASON PARTNERS MONEY MARKET TRUST

(Exact Name of Registrant as Specified in Charter)

55 WATER STREET, NEW YORK, NY 10041

(Address of Principal Executive Offices) (Zip Code)

1-800-822-5544

1-888-425-6432

(Registrant’s Area Code and Telephone Number)

R. JAY GERKEN

LEGG MASON & CO., LLC

620 8TH AVENUE

NEW YORK, NY 10018

(Name and Address of Agent for Service)

With Copies To:

ROGER P. JOSEPH, ESQ.	ROBERT I. FRENKEL, ESQ.
BINGHAM McCUTCHEN LLP	LEGG MASON & CO., LLC
ONE FEDERAL STREET	100 FIRST STAMFORD PLACE
BOSTON, MA 02110	STAMFORD, CT 06902

Title of Securities Being Registered:

Class A shares

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, as amended, pursuant to Section 24(f) under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith because of reliance upon Section 24(f).

It is proposed that this filing will become effective on January 12, 2010 pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

Part A-Prospectus/Proxy Statement and Part B-Statement of Additional Information are incorporated by reference to the Registrant’s Registration Statement on Form N-14 as filed with the Securities and Exchange Commission on October 2, 2009.

Part C

OTHER INFORMATION

ITEM 15.	INDEMNIFICATION

Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Article IX of the Registrant’s Declaration of Trust, which is incorporated herein by reference.

Reference is hereby made to paragraph 10 of the Distribution Agreement between the Registrant and LMIS.

The Directors and officers of the Registrant and the personnel of the Registrant’s manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

ITEM 16.	EXHIBITS

Unless otherwise noted, all references are to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) as filed with the Securities and Exchange Commission (the “SEC”) (File Nos. 2-91556 and 811-4052).

(1)(a) The Registrant’s Declaration of Trust dated October 2, 2006 is incorporated herein by reference to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on April 16, 2007 (“Post-Effective Amendment No. 44”).

(1)(b) Designation of Series of Shares of Beneficial Interests in the Trust, effective as of February 6, 2007 is incorporated herein by reference to Post-Effective Amendment No. 44.

(1)(c) Amended and Restated Designation of Series of Shares of Beneficial Interests of the Registrant, effective as of May 14, 2008, and Amended and Restated Designation of Classes, effective as of May 14, 2008, is incorporated by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on July 29, 2008.

(1)(d) Amended and Restated Designation of Series of Shares of Beneficial Interests of the Registrant, effective as of August 11, 2008, and Amended and Restated Designation of Classes, effective as of August 11, 2008, is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on September 16, 2008 (“Post-Effective Amendment No. 65”).

(2) By-laws dated October 4, 2006 are incorporated herein by reference to Post-Effective Amendment No. 44.

(3) Not Applicable.

(4) Form of Agreement and Plan of Reorganization is included in Part A to the Registrant’s Initial Registration Statement on Form N-14 (File No. 333-162299) as filed with the SEC on October 2, 2009 (Accession No. 0001193125-09-202745) (the “Initial Registration Statement”).

(5) Not Applicable.

(6)(a) Management Agreement between the Registrant, on behalf of Western Asset Government Money Market Fund (formerly Government Portfolio), and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on July 25, 2007 (“Post-Effective Amendment No. 45”).

(6)(b) Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset Government Money Market Fund (formerly Government Portfolio), dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(7)(a) Distribution Agreement dated December 1, 2008, between the Registrant, on behalf of Citi California Tax Free Reserves, Citi Cash Reserves, Citi Connecticut Tax Free Reserves, Citi New York Tax Free Reserves, Citi Tax Free Reserves, Citi U.S. Treasury Reserves, Western Asset AMT Tax Free Money Market Fund, Western Asset California Municipal Money Market Fund, Western Asset Government Money Market Fund, Western Asset Massachusetts Municipal Money Market Fund, Western Asset Money Market Fund, Western Asset Municipal Money Market Fund and Western Asset New York Municipal Money Market Fund, and Legg Mason Investor Services, LLC (“LMIS”), as distributor is incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on April 30, 2009 (“Post-Effective Amendment No. 75”).

(8)(a) Amended and Restated General Retirement Plan relating to certain funds is incorporated herein by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on October 31, 2005.

(8)(b) Legg Mason Investment Series (f/k/a Smith Barney Investment Series) Amended and Restated Trustees Retirement Plan dated as of January 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 78 to the Legg Mason Partners Income Trust Registration Statement on Form N-1A as filed with the SEC on January 8, 2007 (“Post-Effective Amendment No. 78”).

(8)(c) Amendment to the General Retirement Plan and the Legg Mason Partners Investment Series Amended and Restated Trustees Retirement is incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 28, 2006.

(8)(d) Amended and Restated Emeritus Retirement Plan relating to certain funds established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 78.

(8)(e) Emeritus Retirement Plan relating to certain funds established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 78.

(9)(a) Custodian Services Agreement with State Street Bank and Trust Company (“State Street”) dated January 1, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(9)(b) Letter Agreement amending the Custodian Services Agreement with State Street dated April 9, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(9)(c) Letter Agreement amending the Custodian Services Agreement with State Street is incorporated herein by reference to Post-Effective Amendment No. 65.

(10)(a) Shareholder Services and Distribution Plan, pursuant to Rule 12b-1, of the Registrant, on behalf of Citi California Tax Free Reserves, Citi Cash Reserves, Citi Connecticut Tax Free Reserves, Citi New York Tax Free Reserves, Citi Tax Free Reserves, Citi U.S. Treasury Reserves, Western Asset Money Market Fund, Western Asset Government Money Market Fund, Western Asset California Municipal Money Market Fund, Western Asset Massachusetts Municipal Money Market Fund, Western Asset New York Municipal Money Market Fund, Western Asset Municipal Money Market Fund and Western Asset AMT Tax Free Money Market Fund dated February 6, 2007 and amended as of September 2008 is incorporated herein by reference to Post-Effective Amendment No. 65.

(10)(b) Rule 18f-3(d) Multiple Class Plan of the Registrant dated February 6, 2007 is incorporated herein by reference to Post-Effective Amendment No. 45.

(11) Opinion and Consent of Venable LLP as to the legality of the securities is incorporated herein by reference to the Initial Registration Statement.

(12) Final opinion of Bingham McCutchen LLP supporting tax matters and consequences to shareholders discussed in the Information Statement/Prospectus is filed herewith.

(13)(a) Transfer Agency Agreement, dated April 4, 2009, between the Registrant and Boston Financial Data Services, Inc., as transfer agent is incorporated herein by reference to Post-Effective Amendment No. 75.

(13)(b) Co-Transfer Agency and Services Agreement, dated April 1, 2009, between the Registrant and PNC Global Investment Servicing (U.S.) Inc., as co-transfer agent is incorporated herein by reference to Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on July 29, 2009.

(14)(a) Consent of KPMG LLP, Independent Registered Public Accounting Firm, is incorporated herein by reference to the Initial Registration Statement.

(14)(b) Consent of Tait, Weller & Baker LLP, Independent Registered Public Accounting Firm, is incorporated herein by reference to the Initial Registration Statement.

(15) Not Applicable.

(16) Powers of Attorney are incorporated herein by reference to the Initial Registration Statement.

(17)(a) Prospectus of Western Asset Money Market Fund and Western Asset Government Money Market Fund dated April 30, 2009, as supplemented, is incorporated herein by reference to the Initial Registration Statement.

(17)(b) Statement of Additional Information of Western Asset Money Market Fund and Western Asset Government Money Market Fund dated April 30, 2009, as supplemented, is incorporated herein by reference to the Initial Registration Statement.

(17)(c) Annual Report of Western Asset Money Market Fund and Western Asset Government Money Market Fund for the year ended December 31, 2008, is incorporated herein by reference to the Initial Registration Statement.

(17)(d) Semi-Annual Report of Additional Information of Western Asset Money Market Fund and Western Asset Government Money Market Fund for the period ended June 30, 2009, is incorporated herein by reference to the Initial Registration Statement.

(17)(e) Prospectus of FBR Fund for Government Investors dated February 28, 2009, as supplemented, is incorporated herein by reference to the Initial Registration Statement.

(17)(f) Statement of Additional Information of FBR Fund for Government Investors dated February 28, 2009, is incorporated herein by reference to the Initial Registration Statement.

(17)(g) Annual Report of The FBR Funds for the year ended October 31, 2008, is incorporated herein by reference to the Initial Registration Statement.

(17)(h) Semi-Annual Report of The FBR Funds for the period ended April 30, 2009, is incorporated herein by reference to the Initial Registration Statement.

(17)(i) Code of Ethics of Citigroup Asset Management—North America and Certain Registered Investment Companies, as amended September 13, 2005 (adopted by LMPFA), is incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 30, 2005 (“Post-Effective Amendment No. 38”).

(17)(j) Code of Ethics of LMIS dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 38.

(17)(k) Code of Ethics of WAM and certain supervised affiliates dated as of July, 2007, is incorporated herein by reference to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 24, 2008.

ITEM 17.	UNDERTAKINGS

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”) [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other terms of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to this Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), the Registrant certifies that it meets all of the requirements for effectiveness of the Amendment to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act and has duly caused this Amendment to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York, State of New York, on the 12th day of January, 2010.

LEGG MASON PARTNERS Money Market TRUST, on behalf of its series:

Western Asset Government Money Market Fund

By:	/S/ R. JAY GERKEN
R. Jay Gerken
President

As required by the Securities Act of 1933, as amended, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ R. JAY GERKEN	President, Principal Executive Officer and Trustee	January 12, 2010
R. Jay Gerken

/S/ FRANCES M. GUGGINO	Treasurer and Chief Financial Officer	January 12, 2010
Frances M. Guggino

/S/ ELLIOTT J. BERV*	Trustee	January 12, 2010
Elliott J. Berv

/S/ A. BENTON COCANOUGHER*	Trustee	January 12, 2010
A. Benton Cocanougher

/S/ JANE F. DASHER*	Trustee	January 12, 2010
Jane F. Dasher

/S/ MARK T. FINN*	Trustee	January 12, 2010
Mark T. Finn

/S/ RAINER GREEVEN*	Trustee	January 12, 2010
Rainer Greeven

/S/ STEPHEN R. GROSS*	Trustee	January 12, 2010
Stephen R. Gross

/S/ RICHARD E. HANSON, JR.*	Trustee	January 12, 2010
Richard E. Hanson, Jr.

/S/ DIANA R. HARRINGTON*	Trustee	January 12, 2010
Diana R. Harrington

/S/ SUSAN M. HEILBRON*	Trustee	January 12, 2010
Susan M. Heilbron

/S/ SUSAN B. KERLEY*	Trustee	January 12, 2010
Susan B. Kerley

/S/ ALAN G. MERTEN*	Trustee	January 12, 2010
Alan G. Merten

/S/ R. RICHARDSON PETTIT*	Trustee	January 12, 2010
R. Richardson Pettit

*By:	/S/ R. JAY GERKEN
R. Jay Gerken

*	Attorney-in-Fact, pursuant to Power of Attorney.

EXHIBIT INDEX

EXHIBIT NO.	EXHIBITS

12	Final Opinion of Bingham McCutchen LLP supporting tax matters and consequences to shareholders discussed in the Proxy Statement/Prospectus.